Expense Example {- Industrials Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Industrials Portfolio - VIP Industrials Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847